Subsequent Events	12 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events [Text Block]

27. Subsequent Events

On October 21, 2024, the Company received approval of the TSX Venture Exchange (the "TSX-V") for the consolidation of the Company's issued and outstanding common shares on the basis of ten (10) pre-consolidation Shares for each one (1) post-consolidation Share (the "Consolidation"). The Shares began trading on the TSX-V and Nasdaq Capital Market (the "Nasdaq", and together with the TSX-V, the "Exchanges") on a consolidated basis on October 23, 2024.

On November 1, 2024, the Company announced the closing of a public offering of 3,889,000 pre-funded warrants ("PFW") at a public offering price of $1.25 (US$0.90) per common share. The gross proceeds from the offering were approximately $4.9 million (US$3.5 million), before deducting placement agent fees of $0.094 (US$0.0675) per common share (being an aggregate of $365,726 (US$262,508) or 7.5% of the public offering price of the securities) and estimated offering expenses were approximately $417,960 (US$300,000). In addition, the Company issued to the placement agent as compensation for its services 194,450 common share purchase warrants with an exercise price of $1.567 (US$1.125) per share.

On November 11, 2024, the Company issued a total of 119,047 common shares at a deemed price per common share of $0.84 per share, representing a 20% discount on the closing price of the Shares on the TSXV for settlement for reimbursement of business expenses incurred while representing the Company in an aggregate amount of $100,000 owed to a company controlled by Mr. David Luxton, Executive Chairman of the Company.

On November 12, 2024, the Company announced the closing of a brokered private placement offering to an institutional accredited investor for aggregate gross proceeds of approximately $3.4 million (approximately US$2.5 million). As a part of the Offering, the Company issued 4,145,200 pre-funded warrants to acquire one common share of the Company, no par value per share at a price of $0.824 (US$0.592) per pre-funded warrant, inclusive of the exercise price of $0.001 per common share. Although the financing was denominated in CAD, the terms of the deal allowed for the proceeds to be sent to the Company in USD for convenience. Each Pre-funded Warrant was bundled with one common share purchase warrant of the Company. Each Common Warrant is immediately exercisable and entitles the holder to acquire one common share at an exercise price of $1.03 (US $0.74) per common share for a period of 5 years following the closing of the Offering.

In December 2024, the LEC royalty payment due April 2025, in the amount of $200,000 was paid early to DEFSEC in exchange for a $25,000 reduction resulting in a net payment of $175,000.